UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)

Common Stocks 94.2%
Consumer Discretionary 13.3%
Diversified Consumer Services 0.6%
Regis Corp.	21,100	306,583
Hotels Restaurants & Leisure 1.7%
CEC Entertainment, Inc.*	17,900	434,075
Jack in the Box, Inc.*	7,900	174,511
WMS Industries, Inc.* (a)	13,900	373,910

		982,496
Household Durables 0.2%
Helen of Troy Ltd.*	6,200	107,632

Internet & Catalog Retail 1.1%
Netflix, Inc.* (a)	7,400	221,186
Priceline.com, Inc.*	5,400	397,710

		618,896
Leisure Equipment & Products 2.0%
JAKKS Pacific, Inc.*	22,300	460,049
Polaris Industries, Inc. (a)	24,100	690,465

		1,150,514
Media 0.8%
Arbitron, Inc.	17,800	236,384
Live Nation, Inc.*	3,900	22,386
Scholastic Corp.	15,600	211,848

		470,618
Multiline Retail 0.8%
Big Lots, Inc.*	30,600	443,394
Specialty Retail 4.9%
Aeropostale, Inc.*	33,900	545,790
AnnTaylor Stores Corp.*	38,500	222,145
Foot Locker, Inc.	66,600	488,844
Guess?, Inc.	12,600	193,410
RadioShack Corp.	54,800	654,312
Rent-A-Center, Inc.*	9,900	174,735
The Buckle, Inc. (a)	21,600	471,312

		2,750,548
Textiles, Apparel & Luxury Goods 1.2%
Skechers USA, Inc. "A"*	7,400	94,868
The Warnaco Group, Inc.*	10,600	208,078
Wolverine World Wide, Inc.	18,500	389,240

		692,186
Consumer Staples 3.9%
Beverages 0.8%
Central European Distribution Corp.*	23,700	466,890
Food Products 1.2%
Chiquita Brands International, Inc.*	47,300	699,094
Personal Products 1.9%
Herbalife Ltd.	27,500	596,200
NBTY, Inc.*	25,300	395,945
Nu Skin Enterprises, Inc. "A"	4,400	45,892

		1,038,037
Energy 4.2%
Energy Equipment & Services 0.5%
Lufkin Industries, Inc.	8,900	307,050
Oil, Gas & Consumable Fuels 3.7%
Frontline Ltd. (a)	39,300	1,163,673
Overseas Shipholding Group, Inc.	15,300	644,283
Ship Finance International Ltd. (a)	7,800	86,190
World Fuel Services Corp.	5,400	199,800

		2,093,946
Financials 9.1%
Capital Markets 2.0%
Knight Capital Group, Inc. "A"*	69,500	1,122,425

Commercial Banks 2.5%
Bank of Hawaii Corp.	19,300	871,781
First BanCorp.	17,400	193,836
SVB Financial Group*	14,200	372,466

		1,438,083
Consumer Finance 1.2%
Cash America International, Inc.	20,300	555,205
EZCORP, Inc. "A"*	5,700	86,697
Nelnet, Inc. "A"	2,800	40,124

		682,026
Insurance 2.8%
American Financial Group, Inc.	18,900	432,432
Aspen Insurance Holdings Ltd.	17,600	426,800
CNA Surety Corp.*	5,800	111,360
First American Corp.	9,200	265,788
ProAssurance Corp.*	6,100	321,958

		1,558,338
Real Estate Investment Trusts 0.5%
Capstead Mortgage Corp. (REIT)	24,100	259,557
Thrifts & Mortgage Finance 0.1%
Provident Financial Services, Inc.	3,800	58,140
Health Care 17.8%
Biotechnology 1.0%
Martek Biosciences Corp.* (a)	19,200	581,952
Health Care Equipment & Supplies 0.7%
Kinetic Concepts, Inc.*	8,500	163,030
Sirona Dental Systems, Inc.*	3,000	31,500
STERIS Corp.	7,400	176,786

		371,316
Health Care Providers & Services 9.6%
AMERIGROUP Corp.*	11,000	324,720
Centene Corp.*	32,600	642,546
Community Health Systems, Inc.*	69,100	1,007,478
Health Net, Inc.*	77,100	839,619
Healthspring, Inc.*	36,500	728,905
Kindred Healthcare, Inc.*	29,200	380,184
Lincare Holdings, Inc.*	35,100	945,243
Magellan Health Services, Inc.*	9,100	356,356
Molina Healthcare, Inc.*	8,500	149,685
Owens & Minor, Inc.	1,200	45,180

		5,419,916
Life Sciences Tools & Services 2.3%
Charles River Laboratories International, Inc.*	17,500	458,500
Techne Corp.	12,800	825,856

		1,284,356
Pharmaceuticals 4.2%
Endo Pharmaceuticals Holdings, Inc.*	37,100	960,148
Medicis Pharmaceutical Corp. "A"	9,300	129,270
Sepracor, Inc.*	39,400	432,612
ViroPharma, Inc.*	43,000	559,860
Watson Pharmaceuticals, Inc.*	11,000	292,270

		2,374,160

Industrials 21.0%
Aerospace & Defense 1.0%
BE Aerospace, Inc.*	49,900	383,731
Hexcel Corp.*	20,800	153,712

		537,443
Airlines 1.1%
Alaska Air Group, Inc.*	12,100	353,925
Copa Holdings SA "A"	6,800	206,176
Republic Airways Holdings, Inc.*	4,300	45,881

		605,982
Building Products 1.5%
Lennox International, Inc.	26,700	862,143
Commercial Services & Supplies 2.2%
Herman Miller, Inc.	24,800	323,144
Knoll, Inc.	30,100	271,502
Sykes Enterprises, Inc.*	10,800	206,496
The Brink's Co.	8,100	217,728
United Stationers, Inc.*	6,700	224,383

		1,243,253
Electrical Equipment 1.6%
Acuity Brands, Inc. (a)	19,600	684,236
II-VI, Inc.*	13,000	248,170

		932,406
Machinery 7.2%
CIRCOR International, Inc.	14,800	407,000
Graco, Inc.	29,100	690,543
Lincoln Electric Holdings, Inc.	12,100	616,253
Lindsay Corp.	4,800	152,592
Valmont Industries, Inc.	10,600	650,416
Wabtec Corp. (a)	38,900	1,546,275

		4,063,079
Professional Services 2.4%
Administaff, Inc.	6,000	130,080
Corporate Executive Board Co.	17,600	388,256
Korn/Ferry International*	11,200	127,904
Monster Worldwide, Inc.*	20,300	245,427
Watson Wyatt Worldwide, Inc. "A"	9,200	439,944

		1,331,611
Road & Rail 4.0%
Landstar System, Inc.	32,100	1,233,603
Ryder System, Inc.	26,700	1,035,426

		2,269,029
Information Technology 17.7%
Communications Equipment 0.4%
ADTRAN, Inc.	15,100	224,688
Computers & Peripherals 4.3%
Lexmark International, Inc. "A"*	11,900	320,110
NCR Corp.*	58,000	820,120
QLogic Corp.*	95,900	1,288,896

		2,429,126
Electronic Equipment, Instruments & Components 3.7%
Anixter International, Inc.*	27,500	828,300

Benchmark Electronics, Inc.*	23,600	301,372
Ingram Micro, Inc. "A"*	39,900	534,261
MTS Systems Corp.	7,100	189,144
Rofin-Sinar Technologies, Inc.*	900	18,522
ScanSource, Inc.*	10,500	202,335

		2,073,934
Internet Software & Services 3.3%
Akamai Technologies, Inc.*	20,000	301,800
Digital River, Inc.*	8,000	198,400
j2 Global Communications, Inc.*	16,400	328,656
Sohu.com, Inc.*	21,800	1,032,012

		1,860,868
IT Services 1.6%
DST Systems, Inc.* (a)	22,900	869,742
Syntel, Inc.	2,700	62,424

		932,166
Software 4.4%
Parametric Technology Corp.*	50,600	640,090
Sybase, Inc.*	46,500	1,151,805
Synopsys, Inc.*	37,800	700,056

		2,491,951
Materials 3.9%
Chemicals 0.8%
Lubrizol Corp.	4,600	167,394
Olin Corp.	17,200	310,976

		478,370
Containers & Packaging 1.4%
Greif, Inc. "A"	4,300	143,749
Rock-Tenn Co. "A"	18,500	632,330

		776,079
Metals & Mining 1.7%
Compass Minerals International, Inc.	16,400	962,024
Telecommunication Services 0.7%
Wireless Telecommunication Services
Syniverse Holdings, Inc.*	32,000	382,080
Utilities 2.6%
Electric Utilities 0.9%
DPL, Inc.	6,000	137,040
El Paso Electric Co.*	5,400	97,686
Portland General Electric Co.	15,000	292,050

		526,776
Gas Utilities 0.6%
UGI Corp.	12,900	315,018
Multi-Utilities 1.1%
CMS Energy Corp.	30,300	306,333
NorthWestern Corp.	12,600	295,722

		602,055

Total Common Stocks (Cost $54,527,838)		53,178,234

Securities Lending Collateral 9.8%
Daily Assets Fund Institutional, 1.69% (b) (c) (Cost $5,527,113)	5,527,113	5,527,113
Cash Equivalents 6.7%
Cash Management QP Trust, 1.42% (b) (Cost $3,811,246)	3,811,246	3,811,246
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $63,866,197) †	110.7	62,516,593
Other Assets and Liabilities, Net	(10.7)	(6,037,695)

Net Assets	100.0	56,478,898

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $64,272,908. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $1,756,315. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,702,772 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,459,087.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2008 amounted to $5,495,128 which is 9.7% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 58,705,347
Level 2	3,811,246
Level 3	-
Total	$ 62,516,593

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008